LOOMIS SAYLES BENCHMARK CORE BOND FUND

Supplement dated May 20, 2005 to the Loomis Sayles Funds Retail Income Prospectus dated February 1, 2005, as may be supplemented from time to time

On May 13, 2005 the Loomis Sayles Benchmark Core Bond Fund was liquidated.

The Loomis Sayles Benchmark Core Bond Fund no longer exists and as a result is not available for purchase or exchange.



                                                                   M-LSSP24-0605


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                        LOOMIS SAYLES MID CAP GROWTH FUND
                     LOOMIS SAYLES SMALL COMPANY GROWTH FUND

Supplement dated May 20, 2005 to the Loomis Sayles Funds Institutional Equity & Income Prospectus dated February 1, 2005, as may be supplemented from time to time

On March 31, 2005 and April 29, 2005, respectively, the Loomis Sayles Mid Cap Growth Fund and the Loomis Sayles Small Company Growth Fund were liquidated.

Both the Loomis Sayles Mid Cap Growth Fund and the Loomis Sayles Small Company Growth Fund no longer exist and as a result are not available for purchase or exchange.



                                                                   M-LSSP25-0605